Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Small Business (Detail) - Retail [member] - Small business [member] - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 107	$ 49	$ 61	$ 51
Provision for credit losses
Originations	4	2	12	7
Maturities	(5)	(3)	(9)	(9)
Changes in risk, parameters and exposures	14	13	74	27
Write-offs	(9)	(9)	(29)	(26)
Recoveries	2	2	5	6
Exchange rate and other	(4)	(1)	(5)	(3)
Balance at end of period	109	53	109	53
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	56	15	29	17
Provision for credit losses
Transfers to Stage 1	5	5	10	16
Transfers to Stage 2	(2)		(5)	(2)
Transfers to Stage 3	(1)		(1)
Originations	4	2	12	7
Maturities	(2)	(1)	(5)	(3)
Changes in risk, parameters and exposures	(6)	(4)	14	(18)
Exchange rate and other	(1)		(1)
Balance at end of period	53	17	53	17
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	21	17	10	16
Provision for credit losses
Transfers to Stage 1	(5)	(5)	(10)	(16)
Transfers to Stage 2	2		5	2
Transfers to Stage 3		(3)	(1)	(8)
Maturities	(3)	(2)	(4)	(6)
Changes in risk, parameters and exposures	7	9	22	28
Exchange rate and other	(1)		(1)
Balance at end of period	21	16	21	16
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	30	17	22	18
Provision for credit losses
Transfers to Stage 3	1	3	2	8
Changes in risk, parameters and exposures	13	8	38	17
Write-offs	(9)	(9)	(29)	(26)
Recoveries	2	2	5	6
Exchange rate and other	(2)	(1)	(3)	(3)
Balance at end of period	$ 35	$ 20	$ 35	$ 20